Lease Liabilities	3 Months Ended
Mar. 31, 2026
Lease Liabilities [Abstract]
LEASE LIABILITIES

11. LEASE LIABILITIES

The expected undiscounted contractual cash flows of the lease liabilities as at March 31, 2026 were as follows:

Remainder 2026	2027	2028	2029	2030	Thereafter	Total
$3,693	$4,790	$4,648	$4,956	$4,721	$33,514	$56,322

The undiscounted contractual cash flows included $16.8 million of interest payments.

In addition, there were certain leases which were signed but not capitalized as at March 31, 2026. Based upon the assessed lease term, the expected undiscounted cash flows totaled $51.5 million.